Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	March 31, 2024	March 31, 2023
Property and buildings	$3,122,152	$4,469,370
Leasehold improvements	3,674,485	4,262,580
Land	2,249,401	3,489,621
Equipment and furniture	2,355,674	2,723,113
Automobiles	158,925	364,916
Software	606,559	687,888
Subtotal	12,167,196	15,997,488
Less: accumulated depreciation	(3,153,369)	(3,058,890)
Property and equipment, net	$9,013,827	$12,938,598